BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Revenues	[1]	$ 2,547	$ 1,766	$ 2,304
Cost of revenues	[2]	4,280	3,095	1,691
Operating expenses, net - primarily lease, sub-contractors and communications	[3]	4,853	4,546	4,640
Purchase of property and equipment		$ 1,663	$ 1,869	$ 5,463

[1]	Distribution of the Company's products on a non-exclusive basis.
[2]	Related to cost of product purchased from one of the related companies.
[3]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.